Note 17 - Other Expenses - Employee Benefits Expense (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Wages, salaries and commissions	$ 61,757	$ 61,508
Benefits	7,270	4,881
Employee benefits expense	$ 69,027	$ 66,389